18. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Provision For Environmental Liabilities And Asset Retirement Obligations
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

The carrying amount of the provision for environmental liabilities and asset retirement obligation (ARO) are as follows:

		Consolidated
	12/31/2018	12/31/2017
Environmental liabilities	198,386	255,517
Asset retirement obligations	83,380	81,496
	281,766	337,013

18.a) Environmental liabilities

As of December 31, 2018, there is a provision recognized for expenditures relating to environmental investigation and recovery services for potentially contaminated areas surrounding establishments in the States of Rio de Janeiro, Minas Gerais and Santa Catarina. Estimated expenditures will be reviewed periodically and the amounts already recognized will be adjusted whenever necessary. These are Management’s best estimates based on the environmental remediation studies and projects. This provision is recognized as other operating expenses.

The provision is measured at the present value of the expenditures required to settle the obligation, using a pretax rate that reflects current market assessments of the time value of money and the specific risks of the obligation. The increase in the obligation due to passage of time is recognized as other operating expenses.

The discount rate used to calculate the provision to present value through December 31, 2018 was 10.54% in real terms. The liability recognized is periodically updated based on the general market price index (IGP-M) for the period.

Some contingent environmental liabilities are monitored by environmental department were not recorded in provisions due to its characteristics, they do not meet the recognition criteria present in IAS 37.

18.b) Asset retirement

Asset retirement obligations refer to estimated costs for decommissioning, retirement or restoration of areas upon the termination of activities related to mining resources. The initial measurement is recognized as a liability discounted to present value and subsequently through increase in expenses over time.  The asset retirement cost equivalent to the initial liability is capitalized as part of the carrying amount of the asset, being depreciated over the useful life of the asset.

In 2015, the Company completed a new certification of iron mineral reserves in the Casa de Pedra and Engenho mines. This certification, prepared by a specialized company, has certified reserves of 3,021 million tons of iron ore.